Portfolio of Available for Sale Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	₨ 1,489,085.4	$ 23,898.1	₨ 927,284.9
Gross Unrealized Gains	17,201.5	276.1	1,749.8
Gross Unrealized Losses	1,874.1	30.1	20,210.4
Fair Value	1,504,412.8	24,144.1	908,824.3
Debt securities, other than asset and mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,463,503.0		910,312.2
Gross Unrealized Gains	16,330.3		1,163.9
Gross Unrealized Losses	1,421.6		19,796.2
Fair Value	1,478,411.7	$ 23,726.6	891,679.9
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,151,520.7		839,248.3
Gross Unrealized Gains	13,843.3		919.1
Gross Unrealized Losses	1,242.7		19,762.5
Fair Value	1,164,121.3		820,404.9
Debt securities, other than asset and mortgage-backed securities | State government securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	54,134.6		161.8
Gross Unrealized Gains	2,074.4		0.0
Gross Unrealized Losses	0.0		0.9
Fair Value	56,209.0		160.9
Debt securities, other than asset and mortgage-backed securities | Fair Values Of Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	194,992.4		65,001.6
Gross Unrealized Gains	243.9		177.0
Gross Unrealized Losses	177.4		31.5
Fair Value	195,058.9		65,147.1
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,555.1		4,979.2
Gross Unrealized Gains	83.3		61.8
Gross Unrealized Losses	1.5		1.3
Fair Value	6,636.9		5,039.7
Debt securities, other than asset and mortgage-backed securities | Certificates of Deposit
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	56,300.2		921.3
Gross Unrealized Gains	85.4		6.0
Gross Unrealized Losses	0.0		0.0
Fair Value	56,385.6		927.3
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,282.0		1,743.2
Gross Unrealized Gains	50.1		91.5
Gross Unrealized Losses	0.0		0.3
Fair Value	1,332.1		1,834.4
Asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	23,512.3		14,442.1
Gross Unrealized Gains	223.2		211.2
Gross Unrealized Losses	452.2		409.9
Fair Value	23,283.3		14,243.4
Other securities (including mutual fund units)
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	788.1		787.4
Gross Unrealized Gains	597.9		283.2
Gross Unrealized Losses	0.3		4.0
Fair Value	1,385.7		1,066.6
Securities with gross unrealized losses
Schedule of Available-for-sale Securities [Line Items]
Fair Value	469,004.0		699,169.1
Securities with gross unrealized gains
Schedule of Available-for-sale Securities [Line Items]
Fair Value	₨ 1,035,408.8		₨ 209,655.2